Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates were Utilized	The currency exchange rates were utilized as follows:
	2025	2024	2023
Year-end HKD exchange rate	0.1274	0.1281	0.1276
Annual average HKD exchange rate	0.1284	0.1279	0.1276

Schedule of Disaggregation of the Company’s Revenue

The following table identifies the disaggregation of the Company’s revenue for the years ended June 30, 2025, 2024 and 2023, respectively:

	For the years ended June 30,
Service Type	2025	Percentage of Total revenue (in %)	2024	Percentage of Total revenue (in %)	2023	Percentage of Total revenue (in %)
Event management services	$5,276,924	83.4	$4,681,586	80.5	$2,554,480	72.2
Stage production services	1,051,501	16.6	1,130,618	19.5	984,493	27.8
Total	$6,328,425	100.0	$5,812,204	100.0	$3,538,973	100.0